Note 22 - Parent Company Condensed Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
(22)         PARENT COMPANY CONDENSED FINANCIAL INFORMATION

Condensed financial information for the Company (parent company only) follows:

Balance Sheets

(In thousands)

	As of December 31,
	2014	2013
Assets:
Cash and cash equivalents	$309	$132
Other assets	911	670
Investment in subsidiaries	55,906	52,430

	$57,126	$53,232

Liabilities and Equity:
Accrued expenses	$5	$5
Stockholders' equity	57,121	53,227

	$57,126	$53,232

Statements of Income

(In thousands)

	Years Ended December 31,
	2014	2013

Dividend and other income	$4,120	$2,847
Other operating expenses	(376)	(253)

Income before income taxes and equity in undistributed net income of subsidiaries	3,744	2,594

Income tax benefit	145	98

Income before equity in undistributed net income of subsidiaries	3,889	2,692
Equity in undistributed net income of subsidiaries	1,705	2,382

Net income	$5,594	$5,074

Statements of Cash Flows

(In thousands)

	Years Ended December 31,
	2014	2013
Operating Activities:
Net income	$5,594	$5,074
Adjustments to reconcile net income to cash and cash equivalents provided by operating activities:
Equity in undistributed net income of subsidiaries	(1,705)	(2,382)
Net change in other assets and liabilities	(71)	(9)
Net cash provided by operating activities	3,818	2,683

Investing Activities:
Investment in captive insurance subsidiary	(250)	0
Cost method equity investment	(171)	(540)
Net cash used in investing activities	(421)	(540)

Financing Activities:
Purchase of treasury stock	(908)	(19)
Cash dividends paid	(2,312)	(2,228)
Net cash used in financing activities	(3,220)	(2,247)

Net increase (decrease) in cash and cash equivalents	177	(104)

Cash and cash equivalents at beginning of year	132	236

Cash and cash equivalents at end of year	$309	$132